Property and Equipment	12 Months Ended
Dec. 31, 2014
Property and Equipment

8. PROPERTY AND EQUIPMENT

	December 31
	2013	2014
	US$	US$
Cost:
Land	6,650	8,058
Buildings	16,711	19,813
Machinery and equipment	12,038	13,443
Furniture and fixtures	4,407	5,131
Leasehold and buildings improvement	3,753	4,229
Software	25,939	29,796

Total	69,498	80,470

Accumulated depreciation:
Buildings	1,869	2,240
Machinery and equipment	9,083	10,573
Furniture and fixtures	3,224	3,492
Leasehold and buildings improvement	2,988	3,064
Software	22,160	25,807

	39,324	45,176
Prepayment and construction in progress	21	243

	30,195	35,537

In April 2006, the Company leased its land and buildings located in Taipei, Taiwan, to a third party under a three-year operating lease. Net carrying value of the leased land and building as of December 31, 2014 was US$603 thousand and US$161 thousand, respectively. The lessee renewed the three year operating lease with the Company in March 2009 and 2012. Annual rental income from the lease is about US$41 thousand each year.